Cash and Deposits with Banks - Summary of Cash and Deposits with Banks (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Cash [abstract]
Cash	¥ 779,343	¥ 844,886
Deposits with banks	72,311,473	61,626,567
Total cash and deposits with banks	¥ 73,090,816	¥ 62,471,453	¥ 57,763,441